Security Deposits and Maintenance Reserves - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Security deposits [member]
Disclosure of fair value measurement of assets [line items]
Refund for replacement of deposits	R$ 100,136	R$ 18,125
Maintenance reserve deposits [member]
Disclosure of fair value measurement of assets [line items]
Refund for replacement of deposits	R$ 76,931	R$ 106,875